Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivatives	$ 1,068,369	$ 645,169
Derivatives	465,389	126,525
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1,068,369	645,169
Derivative Liability	465,389	126,525
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivatives	1,068,369	645,169
Derivatives	$ 465,389	$ 126,525